Loans and advances to clients (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Commercial and industrial	R$ 7,238,755	R$ 7,439,903
Real estate - Construction	6,693,601	6,046,747
Installment loans to individuals	15,331,081	15,123,824
Financial leasing	30,247	37,325
Total	R$ 29,293,684	R$ 28,647,799
Total Loans Past Due For Less Than 90 Days Member [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial, percentage	24.71%	25.97%
Real estate - Construction, percentage	22.85%	21.11%
Installment loans to individuals, percentage	52.34%	52.79%
Financial leasing, percentage	0.10%	0.13%
Total, percentage	100.00%	100.00%